Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 22,910,000	$ 54,311,000	$ 28,128,000
Accounts receivable, net of allowance	1,009,000	1,134,000	3,078,000
Notes receivable	5,463,000	5,416,000
Inventory	5,049,000	3,850,000	3,232,000
Prepaid expenses	7,001,000	6,576,000	1,888,000
Other current assets	1,226,000	873,000	480,000
Total current assets	42,658,000	72,160,000	36,806,000
Property and equipment, net	90,447,000	90,077,000	66,387,000
Goodwill	123,304,000	123,304,000	127,068,000
Intangible assets, net	124,839,000	125,379,000	271,469,000
Restricted cash	15,202,000	15,202,000	15,379,000
Inventory, net of current portion	1,961,000	1,998,000	4,009,000
Other long-term assets	6,703,000	2,888,000	377,000
TOTAL ASSETS	405,114,000	431,008,000	521,495,000
Current liabilities:
Accounts payable	5,497,000	5,390,000	3,691,000
Accrued expenses and other current liabilities	11,128,000	13,451,000	14,389,000
Current portion of financing obligation	3,012,000	3,008,000
Deferred revenue	5,063,000	4,828,000	2,555,000
Total current liabilities	24,700,000	26,677,000	20,635,000
Deferred revenue, net of current portion	6,789,000	7,621,000	1,278,000
Acquisition-related contingent consideration	294,023,000	273,367,000	328,933,000
Financing obligations	27,922,000	27,634,000	28,062,000
Warrant liabilities	113,145,000	76,640,000
Deferred income tax liabilities	7,000	7,000	4,725,000
Other liabilities	345,000	349,000
Total liabilities	466,931,000	412,295,000	383,633,000
Commitments and contingencies
Redeemable convertible preferred stock
Series A preferred stock, Value	184,247,000	184,247,000	184,247,000
Series B preferred stock, Value	290,866,000	290,866,000	206,035,000
Series X preferred stock, Value	75,000,000	75,000,000	75,000,000
Stockholders’ deficit
Common Stock, value	1,000	1,000	1,000
Treasury stock, at cost	(256,000)	(256,000)
Additional paid-in capital	33,427,000	32,418,000	27,909,000
Accumulated deficit	(645,102,000)	(563,563,000)	(355,330,000)
Total Stockholders’ (Deficit) Equity	(611,930,000)	(531,400,000)	(327,420,000)
TOTAL LIABILITIES AND STOCKHOLDERS’ (DEFICIT) EQUITY	405,114,000	431,008,000	521,495,000
Gx Acquisition Corp [Member]
Current assets:
Cash	28,654	314,696	917,007
Prepaid income taxes	10,381	10,381
Prepaid expenses	60,466	34,212	92,150
Total current assets	99,501	359,289	1,009,157
Deferred tax asset	43,098		1,653
Marketable securities held in Trust Account	291,784,977	291,797,144	290,594,540
TOTAL ASSETS	291,927,576	292,156,433	291,605,350
Current Liabilities
Promissory notes – related party	120,000
Current liabilities:
Accounts payable and accrued expenses	5,040,155	3,409,872	210,211
Income taxes payable			18,883
Total current liabilities	5,160,155	3,409,872	229,094
Deferred tax liability		602
Warrant liability	23,792,500	63,800,000	17,170,000
Deferred underwriting fee payable	10,812,500	10,812,500	10,812,500
Total liabilities	39,765,155	78,022,974	28,211,594
Commitments and contingencies
Common stock subject to possible redemption	291,745,358	209,133,457	258,393,755
Stockholders’ deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Class A common stock, Value		815	317
Class B common stock, Value	719	719	719
Additional paid-in capital		48,381,093	1,119,201
Accumulated deficit	(39,583,656)	(43,382,625)	3,879,764
Total Stockholders’ (Deficit) Equity	(39,582,937)	5,000,002	5,000,001
TOTAL LIABILITIES AND STOCKHOLDERS’ (DEFICIT) EQUITY	$ 291,927,576	$ 292,156,433	$ 291,605,350